Schedule of Condensed statements of cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	¥ (40,550)	¥ (114,135)	¥ (26,950)
Cash flows from investing activities
Placement of short-term investments	(16,778)	(186,471)	(42,722)
Cash received from maturities of short-term investments	52,202	172,522	56,071
Net cash generated from/(used in) investing activities	35,397	(15,600)	12,822
Cash flows from financing activities
Proceeds from exercise of share-based awards	104
Cash payment for settling a dispute with a security holder		(3,055)
Net cash generated from financing activities	55,404	1,945	140,345
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(2,126)	1,870	2,230
Net increase/(decrease) in cash and cash equivalents and restricted cash	48,125	(125,920)	128,447
Cash and cash equivalents and restricted cash at beginning of the year	122,472	248,392	119,945
Cash and cash equivalents and restricted cash at end of the year	170,597	122,472	248,392
Prime Impact Cayman LLC [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited			8,609
World Dynamic Limited [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited			93,436
Goldrock Holdings Limited [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited			35,863
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(33,597)	(26,291)	(20,885)
Cash flows from investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE
Placement of short-term investments	(17,572)	(161,739)
Cash received from maturities of short-term investments	49,202	129,392
Net cash generated from/(used in) investing activities	31,630	(32,347)
Cash flows from financing activities
Proceeds from exercise of share-based awards	104
Cash payment for settling a dispute with a security holder		(3,055)
Net cash generated from financing activities	104	(3,055)	137,908
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(1,641)	1,558	1,002
Net increase/(decrease) in cash and cash equivalents and restricted cash	(3,504)	(60,135)	118,025
Cash and cash equivalents and restricted cash at beginning of the year	58,898	119,033	1,008
Cash and cash equivalents and restricted cash at end of the year	55,394	58,898	119,033
Parent Company [Member] | Prime Impact Cayman LLC [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited			8,609
Parent Company [Member] | World Dynamic Limited [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited			93,436
Parent Company [Member] | Goldrock Holdings Limited [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited			¥ 35,863